CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Dec. 31, 2023		169,986,000
Balance at Dec. 31, 2023	$ 1,957,457	$ 271,213	$ 61,363	$ 13,650	$ 1,611,231
Changes in equity [abstract]
Share-based compensation	64,376		64,376
Shares issued under employee share purchase plan (in shares)		43,000
Shares issued under employee share purchase plan	1,661	$ 1,661
Shares issued pursuant to exercise of stock options (in shares)		184,000
Shares issued pursuant to exercise of stock options	5,357	$ 6,304	(947)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		658,000
Shares issued or distributed pursuant to vesting of restricted share units	(19,202)	$ 20,237	(39,439)
Transaction costs on shares issued	$ 0
Shares repurchased for cancellation (note 13(d)) (in shares)	(17,735,095)	(17,735,000)
Shares repurchased for cancellation (including share buyback taxes) (note 15(d))	$ (761,499)	$ (29,670)			(731,829)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(725,000)
Share repurchases for settlement of non-Treasury RSUs (note 15(e))	(27,693)	$ (1,188)			(26,505)
Change from equity-settled to cash-settled arising from change in settlement	(15,396)		(15,396)
Payout of employee portion of deferred compensation	(1,312)		(1,312)
Dividends declared	(133,469)		1,275		(134,744)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(17,575,000)
Transactions with shareholders of the Company recognized directly in equity	(887,177)	$ (2,656)	8,557		(893,078)
Cash flow hedges (note 16(d))	(13,677)			(13,677)
Actuarial (loss) gain on employee benefit obligations (note 13(a))	(817)				(817)
Net earnings	400,865				400,865
Comprehensive income	$ 386,371			(13,677)	400,048
Balance (in shares) at Dec. 29, 2024	152,410,994	152,411,000
Balance at Dec. 29, 2024	$ 1,456,651	$ 268,557	69,920	(27)	1,118,201
Changes in equity [abstract]
Share-based compensation	47,783		47,783
Shares issued under employee share purchase plan (in shares)		35,000
Shares issued under employee share purchase plan	1,805	$ 1,805
Shares issued pursuant to exercise of stock options (in shares)		283,000
Shares issued pursuant to exercise of stock options	8,430	$ 11,676	(3,246)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		649,000
Shares issued or distributed pursuant to vesting of restricted share units	(23,992)	$ 13,324	(37,316)
Shares issued as consideration for business acquisition (in shares)		36,090,000
Shares issued as consideration for business acquisition	2,014,571	$ 2,014,571	0
Replacement awards (note 5, note 17, note 19)	49,545		49,545
Transaction costs on shares issued	$ (2,447)	$ (2,447)
Shares repurchased for cancellation (note 13(d)) (in shares)	(3,749,900)	(3,750,000)
Shares repurchased for cancellation (including share buyback taxes) (note 15(d))	$ (185,893)	$ (7,004)			(178,889)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(566,000)
Share repurchases for settlement of non-Treasury RSUs (note 15(e))	(29,493)	$ (1,007)			(28,486)
Change from equity-settled to cash-settled arising from change in settlement	(17,326)		(17,326)
Payout of employee portion of deferred compensation	1,636		1,636
Dividends declared	(135,238)		1,779		(137,017)
Transactions with shareholders of the Company recognized directly in equity (in shares)		32,741,000
Transactions with shareholders of the Company recognized directly in equity	1,729,381	$ 2,030,918	42,855		(344,392)
Cash flow hedges (note 16(d))	(37,156)			(37,156)
Actuarial (loss) gain on employee benefit obligations (note 13(a))	(2,429)			0	(2,429)
Translation adjustments (note 15(b))	16,895			16,895
Net earnings	398,879				398,879
Comprehensive income	$ 376,189			(20,261)	396,450
Balance (in shares) at Dec. 28, 2025	185,152,443	185,152,000
Balance at Dec. 28, 2025	$ 3,562,221	$ 2,299,475	$ 112,775	$ (20,288)	$ 1,170,259